Pro Forma Condensed Consolidated Balance Sheet (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 58,259
Accounts receivable trade, net	128,027
Inventories, net	120,876
Income taxes recoverable	3,007
Deferred income taxes	4,261
Prepaid and other assets	30,531
Total current assets	344,961
Property, plant and equipment, net	196,547
Goodwill	32,732
Deferred income taxes	12,020
Intangible and other assets, net	6,312
Total assets	592,572
Current liabilities
Current portion of long term debt	725
Accounts payable	53,779
Deferred revenue	23,392
Warranty reserves	7,472
Income taxes payable	3,346
Accrued and other current liabilities	25,570
Total current liabilities	114,284
Long term debt	25,575
Other liabilities	2,623
Deferred income taxes	8,393
Total liabilities	150,875
Shareholders' equity
Common Shares	207,457
Retained earnings	198,739
Accumulated comprehensive income	35,501
Total shareholders' equity	441,697
Total liabilities and Shareholders' equity	592,572
Scenario, Previously Reported [Member]
Current assets
Cash and cash equivalents	17,891
Accounts receivable trade, net	132,891
Inventories, net	127,786
Income taxes recoverable	3,007
Deferred income taxes	5,866
Prepaid and other assets	30,531
Total current assets	317,972
Property, plant and equipment, net	207,546
Goodwill	32,732
Deferred income taxes	12,020
Intangible and other assets, net	6,727
Total assets	576,997
Current liabilities
Current portion of long term debt	725
Accounts payable	53,779
Deferred revenue	23,392
Warranty reserves	7,472
Income taxes payable	2,057
Accrued and other current liabilities	25,570
Total current liabilities	112,995
Long term debt	25,575
Other liabilities	2,623
Deferred income taxes	7,694
Total liabilities	148,887
Shareholders' equity
Common Shares	207,457
Retained earnings	185,152
Accumulated comprehensive income	35,501
Total shareholders' equity	428,110
Total liabilities and Shareholders' equity	576,997
Pro Forma [Member]
Current assets
Cash and cash equivalents	40,368	[1]
Accounts receivable trade, net	(4,864)
Inventories, net	(6,910)
Income taxes recoverable	0
Deferred income taxes	(1,605)	[2]
Prepaid and other assets	0
Total current assets	26,989
Property, plant and equipment, net	(10,999)
Goodwill	0
Deferred income taxes	0	[2]
Intangible and other assets, net	(415)
Total assets	15,575
Current liabilities
Current portion of long term debt	0
Accounts payable	0
Deferred revenue	0
Warranty reserves	0
Income taxes payable	1,289	[2]
Accrued and other current liabilities	0
Total current liabilities	1,289
Long term debt	0
Other liabilities	0
Deferred income taxes	699	[2]
Total liabilities	1,988
Shareholders' equity
Common Shares	0
Retained earnings	13,587	[3]
Accumulated comprehensive income	0
Total shareholders' equity	13,587
Total liabilities and Shareholders' equity	$ 15,575

[1]	Estimated net cash proceeds from sale, after estimated working capital adjustments of $2.5 million, estimated employee-related costs of $1.4 million and estimated transaction costs of $0.7 million. Of the $45.0 million of proceeds from the sale, $6.0 million is held in escrow by a third party money market deposit account until certain terms and conditions are satisfied by the Company.
[2]	Estimated income tax effects of the gain on sale of Casing Drilling.
[3]	Estimated after-tax gain on sale, which totals $13.6 million.